Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 167,941	$ 119,135
Accounts receivable, net	387,130	341,984
Inventory, net	33,326	28,389
Prepaid expenses	32,526	18,357
Income tax receivable	23,640	24,124
Current deferred tax assets	2,835	2,499
Other current assets	57	1,384
Current assets of discontinued operations	15,137	16,700
Total current assets	662,592	552,572
Property, plant and equipment, net	996,847	950,932
Intangible assets, net of accumulated amortization of $24,019 and $21,293, respectively	11,087	9,209
Deferred financing costs, net of accumulated amortization of $10,737 and $9,316, respectively	10,841	9,694
Goodwill	252,138	247,675
Restricted cash	17,000	17,000
Other long-term assets	6,398	5,259
Long-term assets of discontinued operations	8,762	8,897
Total assets	1,965,665	1,801,238
Current liabilities:
Accounts payable	68,035	74,502
Accrued liabilities	48,164	42,993
Accrued payroll and payroll burdens	30,215	26,284
Accrued interest	2,458	2,446
Income taxes payable	675
Current liabilities of discontinued operations	3,986	2,841
Total current liabilities	153,533	149,066
Long-term debt	650,000	650,000
Deferred income taxes	234,409	190,389
Other long-term liabilities	6,150	5,916
Long-term liabilities of discontinued operations	42	33
Total liabilities	1,044,134	995,404
Commitments and contingencies
Stockholders' equity:
Common stock, $0.01 par value per share, 200,000,000 shares authorized, 77,891,409 (2010 - 76,443,926) issued	778	764
Preferred stock, $0.01 par value per share, 5,000,000 shares authorized, no shares issued and outstanding
Additional paid-in capital	684,174	657,993
Retained earnings	219,604	126,165
Treasury stock, 370,662 (2010 - 167,643) shares at cost	(7,346)	(1,765)
Accumulated other comprehensive income	24,321	22,677
Total stockholders' equity	921,531	805,834
Total liabilities and stockholders' equity	$ 1,965,665	$ 1,801,238